UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
 Pursuant to Section 15G of the Securities Exchange Act of 1934
STARWOOD PROPERTY MORTGAGE SUB-4, L.L.C.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):  February 5, 2016

025-00605	0001542291
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

_________________________________

Andrew J. Sossen
Vice President
(203) 422-7700
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

_________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i). ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii). ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _____

_________________________________________________
 (Exact name of issuing entity as specified in its charter)

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STARWOOD PROPERTY MORTGAGE SUB-4, L.L.C.
(Securitizer)

Date: February 5, 2016	By:	/s/ Andrew J. Sossen
Name: Andrew J. Sossen
Title: Vice President